MATERIAL ACCOUNTING POLICY INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICY INFORMATION
NOTE 2 – MATERIAL ACCOUNTING POLICY INFORMATION

a.	Basis of presentation:

The financial statements of the Group as of December 31, 2023 and 2022 and for each of the three years ended December 31, 2023, are in compliance with International Financial Reporting Standard (hereafter – “IFRS”), as issued by the International Accounting Standards Board (hereafter – “IASB”) were approved for issue by the Board of Directors (the "Board") of the Company on February 27, 2024.

In connection with the presentation of these financial statements, the following is stated:

1)	The principal accounting policies set out below have been consistently applied to all periods presented, unless otherwise stated.

2)
The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise its judgment in the process of applying the Group’s accounting policies. Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 3. Actual results may differ materially from estimates and assumptions used by the Group's management.

3)	The Group's operating cycle is 12 months.

b.	Consolidated financial statements

1)	Subsidiaries and business combinations

Subsidiaries are all entities over which the Company has control. Subsidiaries are fully consolidated from the date on which control is obtained by the Company. They are deconsolidated from the date that control ceases.

When assessing control, the Company considers its potential voting rights, as well as such rights held by other parties to determine whether it has power over an investee. Potential voting rights are rights to obtain voting rights of an investee, such as those arising from convertible instruments or options, including forward contracts. Those potential voting rights are considered only if the rights are substantive. Business combinations are accounted for using the acquisition method.

Goodwill represents the excess of the acquisition consideration and the amount of non-controlling interests and acquisition-date fair value of any previous equity interest in the acquired entity over the net identifiable assets acquired and liabilities assumed.

Intra-group transactions and balances, including revenues, expenses and dividends in respect of transactions between Group entities were eliminated. Gains and losses on intra-group transactions that are recognized as assets (such as inventory and property and equipment) are also eliminated.

2)	Transactions with non-controlling interests' owners which do not result in loss of control

Transactions with non-controlling interests owners which do not result in loss of control are accounted for as transactions with shareholders. In such transactions, the difference between the fair value of any consideration paid or received and the amount in which the non-controlling interests are adjusted to reflect the changes in their proportional interest in a subsidiary are recognized directly in equity and attributed to the owners of the Company.

3)	Associates

An associate is an entity over which the Group exercises significant influence, but not control. The investment in an associate is accounted for by the equity method.

4)	The equity method

According to the equity method of accounting, the investment is initially recognized at cost and its carrying amount varies such that the Group recognizes its share of the associate's earnings or losses from acquisition date.

Goodwill relating to associates is included in the investment’s carrying amount and tested for impairment as part of the entire investment.

The Group’s share of post-acquisition profit or loss is recognized in the statements of profit or loss , and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income with a corresponding adjustment to the carrying amount of the investment. When the Group’s share of losses in an associate equal or exceeds its interest in the associate (including any other unsecured long term receivables), the Group does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group determines at each reporting date whether there are any indications that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the investment (the higher of the value in use and the fair value less costs to sell) and its carrying amount and recognizes the impairment amount in the consolidated statement of profit or loss.

c.	Translation of foreign currency balances and transactions:

1)	Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (hereafter - the “Functional Currency”). When determining the functional currency of Group companies and whether their functional currency is identical to that of the Company, the materiality of the foreign operations as an extension of the reporting entity was taken into account.

The consolidated financial statements are presented in US Dollars which is the functional and presentation currency of the Company and Group entities, except Nayax Retail and Weezmo, whose functional currency is the NIS.

2)	Transactions and balances

Transactions made in a currency which is different from the functional currency ("foreign currency") are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or revaluation, if the items are revalued. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at the end-of-year exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of profit or loss. Gains and losses from changes in exchange rates are presented in the statement of profit or loss among "finance expenses, net".

3)	Translation of financial statements of Group entities:

The results and financial position of Group entities, whose functional currency is different than the presentation currency, are translated into the presentation currency as follows:

(a)	Assets and liabilities for each statement of financial position statement presented are translated at the closing rate at the date of the statement of financial position;

(b)
Income and expenses for each statement of profit or loss are translated at average exchange rates for the period (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions), and;

(c)	All resulting exchange differences are recognized in other comprehensive income.

On consolidation, exchange differences arising from the translation of the net investment in foreign operations whose functional currency is different than that of the Company are recognized in other comprehensive income. When a foreign operation is fully disposed of, exchange differences that were recorded in other comprehensive income are recognized in the statement of profit or loss as part of the gain or loss on sale.

Goodwill and fair value adjustments arising from acquisition of foreign operations, are accounted for as assets and liabilities of the foreign operations and translated at closing rate. Exchange differences arising from the translation as aforesaid are carried to other comprehensive income.

d.	Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term bank deposits, which are not restricted by liens, with original maturities of three months or less. For additional information about the restricted cash to be transferred to customers in respect of processing activity, see note 8 below.

e.	Inventory

Finished goods inventories purchased by the Company are stated at the lower of cost and net realizable value. Cost is determined on a moving average basis. The cost of inventory includes all acquisition costs, conversion costs and other direct costs incurred in bringing the inventory to its current location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale. The Group periodically reviews the condition and age of the inventory, and makes impairment provisions if necessary.

f.	Property and equipment

Property, plant and equipment items are initially recognized at acquisition cost. Subsequent costs are included as incurred in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. When a part of a property, plant and equipment item is replaced, its' carrying amount is derecognized.

All other repair and maintenance costs are charged to the statement of profit or loss during the financial period in which they are incurred. Depreciation on assets is calculated using the straight-line method to depreciate their cost to their residual value over their estimated useful lives, as follows:

%
Computers and peripheral equipment	33
Rental of POS devices	20
Machinery and equipment	10

Leasehold improvements are depreciated by the straight-line method over the earlier of the term of the lease or the estimated useful life of the improvements.

g.	Intangible assets:

1)	Research and development

Intangible assets arising from development projects or from internally-developed new products, development of internally-used operational systems and integration of external systems with the Group’s existing systems, are recognized as intangible assets, subject to the following conditions being met:

a)	The technical feasibility of completing the intangible asset so that it will be available for use exists;
b)	Management intends to complete the intangible asset and use or sell it;
c)	There is an ability to use or sell the intangible asset;
d)	The way the intangible asset will generate probable future economic benefits is demonstrable;
e)	The technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and
f)	The expenditure attributable to the intangible asset during its development can be reliably measured.

The Group monitors all its development projects to identify costs for recognition as an expense in profit or loss and costs for capitalization as an asset in the statement of financial position by making a distinction between:

(1)	Investments in new products (hardware and software), as opposed to expenses aimed at maintaining normal functionality;
(2)	Investment in integrations and opening markets; and
(3)	Investment in software for own use.

The Group reviews, in relation to each investment, whether it is designed to substantially enhance the functionality in a way that would increase the economic benefit flowing to the Group (i.e. higher revenue and/or cost savings).

Investments designed to enhance functionality in a way that would increase the economic benefit flowing to the Group are capitalized as an asset and presented within "goodwill and intangible assets, net" in the statement of financial position (subject to satisfying of the terms as instructed in IAS38 and listed in an extract above).

The main types of costs that capitalized as an intangible asset as of December 31, 2023 and 2022 are:

(1)	Payroll costs and related expenses, which are attributed by the Group to the different projects that meet the conditions for capitalization;
(2)	Cost of subcontractors, which are specifically identified to projects that meet the conditions for capitalization.
(3)	Share-based payment expenses attributed apportionately to payroll and related suppliers expenses arises from development.

Research costs are expensed as incurred to the "research and development expenses" item in the statement of profit or loss. Research costs of the Group in the reported periods are immaterial to its financial statements.

Development costs designed to maintain normal functionality or insignificantly enhance functionality, as well as development costs that are not identified with a project that can be capitalized, are expensed as incurred to "research and development expenses" in profit or loss.

Research and development expenses that were previously expensed to profit and loss are not recognized as intangible assets in subsequent reporting periods. Development costs presented as intangible assets are amortized from the point in time in which the asset is available for use, on a straight-line basis, over their useful lives (5 years). Development assets which have not yet reached the point in which the asset is available for use are tested for impairment every year.

2)	Distribution rights and Brand

Distribution rights purchased as part of a business combination are recognized at fair value on the acquisition date. Separately purchased distribution rights are recognized at cost, plus directly attributable acquisition costs. The distribution rights have a definite useful life (20 years), and they are presented net of accumulated amortization on a straight-line basis.

3)	Customer relationships

Customer relationships purchased as part of a business combination are recognized at fair value on the acquisition date. Separately purchased customer relationships are recognized at cost, plus directly attributable acquisition costs. The customer relationships have a definite useful life (10 years), and they are presented net of accumulated amortization on a straight-line basis.

4)	Technology

Technology purchased as part of a business combination is recognized at fair value on the acquisition date. Technology has a definite useful life (5-7 years) and is presented net of accumulated amortization on a straight-line basis.

5)	Goodwill

Goodwill arising from the acquisition of a business represents the overall excess of: (1) the consideration transferred; (2) the amount of any non-controlling interests in the acquiree; (3) in a business combination achieved in stages, also the existing fair value as of the acquisition date of the Group’s previously held equity interest in the acquiree, over the net amount as of the acquisition date, of the identifiable assets acquired and the acquiree’s liabilities and contingent liabilities assumed.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated, as from the acquisition date to each of the cash generating units or groups of cash generating units of the Group that are expected to benefit from the synergies of the combination.

Impairment testing of a cash generating unit to which goodwill was allocated is undertaken annually and whenever there is any indication of impairment of the cash generating unit, by comparing the carrying amount of the cash generating unit, including the goodwill, to its recoverable amount, which is the higher of its value in use and the fair value less costs to sell.

h.	Impairment of non-financial assets

Intangible assets that have an indefinite useful life, such as goodwill, as well as intangible assets that are not yet available for use, are not amortized and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that such assets might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less selling costs and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels of identifiable cash flows (cash-generating units).

i.	Leases:

The Group accounts for a contract as a lease contract if the contract conveys the right to control the use of an identified asset for a period of time in exchange for a consideration:

1)	The Group as a lessee:

In transactions in which the Group acts as lessee, the Group recognizes a right-of-use asset against a lease liability on the commencement date of the lease contract, except in the case of lease transactions with a lease term of up to 12 months and lease transactions for which the underlying asset value is low; in those cases, the Group recognizes the lease payments on a straight-line basis as an operating cost over the lease period.

As part of the measurement of the lease liability, the Group does not separate between lease and non-lease components, such as: management services, maintenance services and more, which are included in the relevant transaction.

The lease liability on the commencement date includes outstanding lease payments discounted by the interest rate implicit in the lease, if that rate can be readily determined, or by the lessee’s incremental borrowing rate. The Group used the incremental borrowing rate, which is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. Subsequent to the commencement date, the Company measures the lease liability using the effective interest method.

The right-of-use asset is measured using the cost model and depreciated over the shorter of its useful life and the lease period. When there are indications for impairment, the Group tests the right-of-use asset for impairment in accordance with the provisions of IAS 36.

2)
The Group as a lessor:

Amounts due from lessees under finance leases are recognized as receivables at the amount of the Group’s net investment in the leases. Finance lease interest income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Group’s net investment outstanding in respect of the leases.

Subsequent to initial recognition, the Group regularly reviews the estimated unguaranteed residual value and applies the impairment requirements of IFRS 9, recognizing an allowance for expected credit losses on the lease receivables.

Finance lease income is calculated with reference to the gross carrying amount of the lease receivables, except for credit-impaired financial assets for which interest income is calculated with reference to their amortized cost (i.e. after a deduction of the loss allowance).

3)	Subleases

In transactions where the Group leases an underlying asset (a head lease) and sub-leases that underlying asset to a third party (sublease), the Group checks whether the risks and rewards relevant to the right-of-use asset were transferred by, among other things, checking the sub-lease period in reference to the useful life of the right-of-use asset arising from the head lease.

When substantially all the risks and rewards incidental to ownership of the right-of-use asset were transferred, the Group accounts for the sub-lease as a finance lease. At sublease commencement date, the leased asset is derecognized and a “receivable in respect of finance lease” is recognized in an amount equal to the present value of the lease proceeds discounted by the lease’s implicit interest rate. Any difference between the balance of the leased asset prior to derecognition and the receivable balance in respect of the lease is recognized in profit and loss.

j.	Financial instruments:

Hedge accounting

Cash flow hedges

The objective of hedge accounting is to represent in the financial statements the effect of risk management activities that use financial instruments to manage the exposures arising from certain risks that could affect profit or loss or other comprehensive income. The Company reduces its exposure by entering into forward foreign exchange contracts and option contracts with respect to operating expenses that are forecasted to be incurred in currencies other than the US Dollars. Majority of the Company’s revenues and operating expenditures are transacted in US Dollars. However, certain operating expenditures are incurred in or exposed to other currencies, primarily the New Israeli Shekel. The Company has established forecasted transaction currency risk management programs to protect against fluctuations in fair value and the volatility of future cash flows caused by changes in exchange rates. The Company’s currency risk management program includes foreign exchange contracts designated as cash flow hedges. These foreign exchange contracts generally mature within 3 months.

Changes in the fair value of derivatives used to hedge cash flows, in accordance with the effective portion of the hedge, are recorded through other comprehensive income directly in a other capital reserve. With respect to the non‑effective part, changes in the fair value are recognized in the statement of income. The amount recognized in the capital reserve is reclassified in the statement of income in the same period as the hedged cash flows affected profit or loss under the same line item in the statement of income as the hedged item. If the hedging instrument no longer meets the criteria for hedge accounting, expires or sold, terminated or exercised, then hedge accounting is discontinued. The cumulative gain or loss remains in other comprehensive income and is presented in the hedging reserve in equity until the forecasted transaction occurs or is no longer expected to occur and then is reclassified to the statements of income.

Classification of financial assets

The Group classifies its financial assets into the following categories: financial assets at fair value through profit or loss and financial assets at amortized cost. The classification depends on the business model for managing the financial assets and the contractual terms of the cash flows in respect thereof.

Financial assets at amortized cost are financial assets held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and their contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Financial assets at fair value through profit or loss are financial assets not classified into one of the categories of financial assets at amortized cost or financial assets at fair value through other comprehensive income.

The Group’s financial assets at amortized cost are included in the following items: “receivables in respect of processing activity”, “trade receivable”, “other current assets”, “cash and cash equivalents”, “short- term bank deposits”, “restricted cash transferable to customers in respect of processing activity”, “long-term receivables”, “long-term bank deposits” in the statement of financial position.

Recognition and measurement

Ordinary course purchase and sales of financial assets are recorded in the Group’s books of accounts on the date on which the asset is delivered to the Group or by the Group.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership associated with these assets. Financial assets at fair value through profit or loss are presented in subsequent periods at fair value. In subsequent periods, financial assets at amortized cost are measured based on the effective interest method.

Financial assets measured at fair value through profit or loss are initially recognized at fair value and transaction costs are carried to profit or loss. Gains or losses arising from changes in the fair value of financial assets at fair value through profit or loss are presented in profit or loss under “finance expenses, net”, in the period in which they are incurred.

Impairment of financial assets measured at amortized cost

The Group recognizes a provision for loss in respect of expected credit losses on debt instruments measured at amortized cost and lease receivables.

At each statement of financial position date, the Group assesses whether the credit risk of the financial asset has increased significantly since it was initially recognized, whether assessed on an individual or collective basis. For that purpose, the Group compares the risk of default at the reporting date with the risk of default on the initial recognition date, taking into account all reasonable and supportable information that is available, including forward-looking information.

For financial assets that experience a significant increase in their credit risk since initial recognition, the Group measures the impairment for loss at the amount of expected credit losses over the entire life of the instrument. Otherwise, the provision for loss is measured at the expected credit loss in a 12-month period.

However, the Group measures the provision for loss at an amount equal to expected credit losses over the instrument’s life for trade receivables or assets in respect of contract with customers arising from transactions within the scope of IFRS 15, and for receivables in respect of lease, stemming from transactions within the scope of IFRS 16.

Offsetting of financial instruments

Financial assets and liabilities are offset and the net amount reported in the statement of financial position, only when there is an immediate legally enforceable right (which is not conditional upon the occurrence of a future event) to offset the recognized amounts under all of the following circumstances: in the ordinary course of business, in the event credit default, insolvency or bankruptcy of the entity and of all counterparties, and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Financial liabilities

Financial liabilities are classified as measured at amortized cost or at fair value through profit or loss.

Financial liabilities measured at amortized cost:

Upon initial recognition, the Group measures the financial liabilities at fair value, net of transaction costs. Any differences between the amount of initial recognition (net of transaction costs) and the redemption value are recognized in the statement of profit or loss over the term of the financial liability, in accordance with the effective interest method.

Fees paid in respect of receipt of a credit facility are recognized as transaction costs attributed to the relevant loan, to the extent that it is probable that a portion or all of the credit facility amount shall be utilized. In such a case, the recognition of fees is deferred until the funds are actually withdrawn as part of the loan. If there is no evidence that a portion or all of the credit facility will be utilized, the fee is capitalized as a prepaid payment in respect of financing services and amortized over the term of the relevant credit facility.

Financial liabilities measured at fair value through profit or loss:

The Group measures these financial liabilities at fair value each reporting period. Transaction costs are recognized in profit or loss. Financial liabilities are classified as current liabilities, unless if the Group has an unconditional right to defer the settlement of the liability by at least 12 months after the end of the reporting period, in which case they are classified as non-current liabilities.

k.	Trade receivables

Trade receivables are amounts due from customers for sales of POS devices or services performed in the ordinary course of business.

l.	Trade payables

Trade payables are the Group’s obligations to pay for goods or services that have been rendered by suppliers in the ordinary course of business.

m.	Income taxes

Income tax expenses or benefit for the reported years include current and deferred taxes. Taxes are recognized in profit or loss, except for taxes arising from business combination and taxes relating to items carried to other comprehensive income or directly to equity, which are also recognized in other comprehensive income or equity, respectively, together with the item in respect of which they were created.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted in the countries in which Group companies operate and generate taxable income at the statement of financial position date. The Group periodically evaluates the tax aspects applicable to its taxable income based on the relevant tax laws and makes provisions in accordance with the amounts expected to be paid to the tax authorities.

The Group recognizes deferred income tax using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements.

The amount of deferred taxes is determined using tax rates (and laws) that have been enacted or substantially enacted by the statement of financial position date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized for temporary differences that are tax deductible, up to the amount of the differences that are expected to be utilized in the future, against taxable income. Deferred tax assets are recognized in respect of unused carryforward losses, if it is probable that future taxable profit will be available against which the unused tax losses can be utilized.

The Group does not recognize deferred taxes on temporary differences arising on investments in subsidiaries, since the timing of the reversal of the temporary differences is controlled by the Group and it is probable that these temporary differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are set off only if: (a) An enforceable legal right exists to set off current tax assets against current tax liabilities; and; (b) Deferred tax assets and liabilities relate to income tax imposed by the same tax authority on the same entity or on different entities that intend to settle the balances on a net basis.

n.	Revenue recognition

The Group has revenues from sales of Point of Sales (POS) devices, software as a service (SaaS) and payment processing fees.

1)	Revenue measurement

The revenue of the Group is measured at the amount of the consideration to which the Group expects to be entitled in exchange for transferring promised terminals or services to a customer, excluding amounts collected on behalf of third parties, such as certain selling taxes. Revenue is presented net of VAT and after elimination of intra-group revenue.

2)	Timing of revenue recognition

The Group recognizes revenue when the customer obtains control of the promised goods or service under the contract with the customer. For each performance obligation, the Group determines, when entering into a contract, if it satisfies the performance obligation over time or at a point in time.

The group satisfies a performance obligation over time if one of the following criteria is met: (1) the customer is receiving and consuming the benefits of the Group’s performance as the Group performs; (2) the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (3) the Group’s performance does not create an asset with an alternative use to the Group, and the Group has an enforceable right to payment for performance completed to that date.

3)	Types of revenues of the Group

Revenue from sales of POS devices

The Group sells POS devices to customers.

Pursuant to IFRS 15, goods or services promised to a customer are distinct if the customer can benefit from the good or service supplied (either on its own or together with other resources that are readily available); and the Group’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

The POS devices sold to the Group’s customers enable multiple functionalities. The sale of the POS device does not oblige the customer to purchase a full solution or to make a further purchase of the Group’s services. Accordingly, the POS devices constitute a performance obligation that is separate from the service component, and the Group recognizes revenues from sales of POS devices at a point in time, when control of the POS devices is transferred to its customers.

SaaS revenue and payment processing fees (hereafter –"Recurring revenue")

The Group provides management services and payment processing services. The consideration for the management services includes monthly fees in respect of each POS device. The consideration for the payment processing fees includes processing services, which are mostly calculated as a percentage of the transaction’s value and/or a defined fee for each processed transaction. Payment is made per the normal payment terms of the Company, which are generally 15 to 60 days from the date of the invoice. The revenue from those services is recognized in the period the services are rendered.

The Group recognizes the payment processing fees collected from its customers on a gross basis, since the Group controls the specified services before it is transferred to the customers, in accordance with the provisions of IFRS 15. In particular, the Group is primarily responsible for fulfilling the promise to provide the payment processing services to the customer, and the Group has discretion in establishing the price for the specified services. As a payment service provider, the Group acts as a merchant of record for its merchants. The Group bears the risk of chargebacks if amounts cannot be recovered from the customer. The fees paid to the processing companies are recognized as expenses under cost of revenue.

Allocation of the consideration in transactions that include the sale of POS devices and the above related services is based on the relative stand-alone selling price of each performance obligation based on the price at which a good or service is sold separately.

o.	Share-based payments

From time to time, the Group’s Board of Directors approves plans for the award of options to the Group’s employees and suppliers, whereby the Group receives services from its employees and/or suppliers in consideration for equity instruments (options) of the Group.

The amount recognized for share-based payments to employees is determined in reference to the fair value of the options granted on the grant date. Non-market vesting terms are included among the assumptions used to estimate the number of options expected to vest, such that the expense is recognized during the vesting period. As to other service providers, the cost of the transactions is measured in accordance with the fair value of the goods or services received in return for the equity instruments that were granted. Where it is not possible to measure reliably the fair value of the goods or services received in consideration for equity instruments, they are measured at the fair value of the granted equity instruments.

At each statement of financial position date, the Group revises its estimates as to the number of options expected to vest, based on the non-market vesting conditions, and recognizes the impact of the change compared to the original estimates, if any, in the statement of profit or loss, with a corresponding adjustment to equity.

p.	Earnings (Loss) per share

The computation of basic earnings (loss) per share is based on the profit (loss) attributable to holders of ordinary shares, divided by the weighted average number of ordinary shares outstanding during the period. When calculating the diluted earnings (loss) per share, the Group adds to the average number of ordinary shares outstanding, that was used to calculate the basic earnings per share, the weighted average of the number of shares to be issued assuming that all shares that have a potentially dilutive effect would be converted into shares. Potential Ordinary Shares are only taken into account in cases where their effect is dilutive (reducing the earnings per share or increasing the loss per share).

q.	Provisions

Provisions are recorded when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated.

r.	New International Financial Reporting Standards, amendments to standards and new interpretations:

1.	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements - Disclosure of Accounting Policies

The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments require entities to disclose their material rather than their significant accounting policies. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

These financial statements are prepared in accordance with the amendments to IAS 1 as they are effective for annual periods beginning on January 1, 2023.